Summary of Significant Accounting Policies - Schedule of Type of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Type of Revenue [Line Items]
Total Revenue	$ 61,791,957	$ 96,909,642	$ 97,098,915
Self-manufactured disposable medical devices [Member]
Schedule of Type of Revenue [Line Items]
Revenue	27,280,190	47,606,340	48,196,669
Resales of Disposable Medical Devices from Third Party Manufacturers [Member]
Schedule of Type of Revenue [Line Items]
Revenue	32,891,767	49,303,302	48,902,246
SaaS development service [Member]
Schedule of Type of Revenue [Line Items]
Revenue	$ 1,620,000